Organization - Schedule of Pro-Forma Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Pro-Forma Financial Information [Abstract]
Revenue	$ 479,422	$ 485,804
Net income	$ (32,084)	$ 59,153